UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-1904

                      WhiteRock Portfolio Investors, L.L.C.
               (Exact name of registrant as specified in charter)

                         825 N.E. Multnomah, Suite 1900
                             Portland, Oregon 97232
               (Address of principal executive offices) (Zip code)

                                Steven R. Shearer
                               Hudson Advisors LLC
                          717 North Harwood, Suite 2100
                               Dallas, Texas 75201
                     (Name and address of agent for service)

                                 (214) 754-8400
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1. Report to Stockholders.

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.

                                  4 August 2004

Dear Member:

      Enclosed, for your information, is unaudited financial information for WhiteRock Portfolio Investors, L.L.C. (the "Company") for the period ended 30 June 2004. This information reflects the Company's financial position as of the end of this period and its financial results for this period. We have also included a statement of net assets, a statement of cash flows, and financial highlights of the Company during this period.

      As of 30 June 2004, the Company had net assets of approximately $5.366 million. The Company's assets were invested in two separate partnerships, Brazos Fund, L.P. and Lone Star Opportunity Fund, L.P. The Brazos Fund is in the process of winding down and has no assets. The remaining assets are with the Lone Star Opportunity Fund.

      We appreciate your continued support of the Company. If you have any questions, please feel free to contact me at 214 754 8325.

                                                     Sincerely,


                                                     Steven R. Shearer
                                                     President

attachments

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                        Statement of Financial Condition
                                  June 30, 2004

ASSETS:
  Cash                                                            $      10,551
  Investment in Lone Star Fund                                        5,342,484
  Investment in Brazos Fund                                              13,018

                                                                  -------------

             TOTAL ASSETS                                         $   5,366,053
                                                                  =============

LIABILITIES:
  Accounts Payable                                                $      10,672
                                                                  -------------

PARTNERSHIP EQUITY:
  Members' Contributions                                             35,229,646
  Members' Distributions                                            (42,811,282)
  Life-to-Date Earnings                                              12,937,017
                                                                  -------------
                                                                      5,355,382
                                                                  -------------

      TOTAL LIABILITIES & EQUITY                                  $   5,366,053
                                                                  =============

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                             Statement of Operations
                     for the Six Months Ended June 30, 2004

REVENUES:
  Interest Income - Other                                            $       49
  Lone Star Fund Investment                                              51,629
  Brazos Fund Investment                                                    (95)
                                                                     ----------

              TOTAL REVENUES                                             51,583
                                                                     ----------

EXPENSES:
  Other Expenses                                                             --
                                                                     ----------

              TOTAL EXPENSES                                                 --
                                                                     ----------

             NET INCOME/(LOSS)                                       $   51,583
                                                                     ==========

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                       Statement of Changes in Net Assets
                     for the Six Months Ended June 30, 2004

Net investment loss                                                 $    51,583
                                                                    -----------

     Net decrease in net assets resulting from operations                51,583

Distributions to members representing tax basis return of capital      (282,828)

                                                                    -----------
     Total decrease in net assets                                      (231,245)

Net assets, beginning of period                                       5,586,626
                                                                    -----------

Net assets, end of period                                           $ 5,355,382
                                                                    ===========

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                             Statement of Cash Flows
                     for the Six Months Ended June 30, 2004

Cash flows from operating activities:
    Net income                                                       $   51,583
    Adjustments to reconcile net loss to net cash
         used in operating activities
            Non-cash investment income                                  (51,535)
            Change in accounts payable - related parties                  2,858
                                                                     ----------
                 Net cash used in operating activities                    2,906

Cash flows from investing activities:
    Distributions received from limited partnership investments         282,828

Cash flows from financing activities
    Member capital distributions                                       (282,828)
                                                                     ----------

Net change in cash and cash equivalents                                   2,906

Cash and cash equivalents, beginning of period                            7,645
                                                                     ----------

Cash and cash equivalents, end of period                             $   10,551
                                                                     ==========

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                              Financial Highlights

                                                                                       Years ended June 30,
                                                                    -----------------------------------------------------------
                                                                      2004        2003         2002         2001         2000
                                                                    --------    --------     --------     --------     --------
Operating Performance:

     Net asset value, beginning of period                           $   1.32    $   1.50     $   1.73     $   2.67     $   3.27

     Net investment income (loss)                                      (0.09)      (0.03)        0.10         0.06         0.88
                                                                    --------    --------     --------     --------     --------

Capital Contributions from members

Distributions to members from net investment income                                                                       (0.05)

Distributions to members representing tax basis return of capital      (0.15)      (0.15)       (0.33)       (1.00)       (1.43)
                                                                    --------    --------     --------     --------     --------

Net asset value, end of period                                      $   1.08    $   1.32     $   1.50     $   1.73     $   2.67
                                                                    ========    ========     ========     ========     ========

Total investment return                                                -6.82%      -2.00%        5.78%        2.25%       26.91%
                                                                    ========    ========     ========     ========     ========

Ratio of net investment income (loss) to average net assets            -3.75%      -1.06%        3.10%        1.36%       14.81%
                                                                    ========    ========     ========     ========     ========

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the Filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002. Filed herewith.

(c) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Not applicable for companies that do not file reports pursuant to Section 13 or
Section 15(d) of the Securities Exchange Act of 1934, as amended.

SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WhiteRock Portfolio Investors, L.L.C.

By (Signature and Title) /s/ Steven R. Shearer
                             President

Date  September 8, 2004

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:  (Signature and Title) /s/ Steven R. Shearer
                               President and Treasurer

Date: September 8, 2004